Accounts receivable	6 Months Ended
Jun. 30, 2018
Receivables [Abstract]
Accounts receivable

Note 13 – Accounts receivable

Accounts receivable are presented net of allowances for doubtful accounts. The allowance for doubtful accounts receivables at June 30, 2018 was $83 million (December 31, 2017: $35 million).

We recognized $48 million of bad debt expense for the six months ended June 30, 2018 (nil in the six months ended June 30, 2017).